Tax Status	12 Months Ended
Dec. 31, 2025
Rhinebeck Bank 401(k) Plan
Tax Status
Tax Status
7.	Tax Status

The IRS has determined and informed the Bank by a letter dated August 21, 2017, that the Plan and related trust are designed in accordance with applicable sections of the IRC. The Plan has been amended since receiving the determination letter. Under Principal, the Plan is covered under their 401(k) Volume Submitter Plan, which was approved in 2014.  However, the plan administrator believes that the Plan is designed and is currently being operated in compliance with the applicable requirements of the IRC and therefore believes that the Plan is qualified and the related trust is tax exempt.

Management is required to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more-likely-than-not would not be sustained upon examination by the IRS. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress. The Plan Administrator believes it is no longer subject to examinations for years prior to December 31, 2022.